Description of Business, Organization, and Basis of Presentation (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Description of Business, Organization, and Basis of Presentation [Abstract]
Cash and cash equivalents of structured funds	¥ 1,515,820,737	¥ 1,034,933,331